Financial Instrument Risk Management - Mortgages and Loans by Geographic Location and Type (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 178,698	$ 162,948
Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	14,438	14,145
Loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	43,181	40,455
Total mortgages and loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	57,619	54,600
Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	2,567	2,558
Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	2,633	2,754
Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	4,499	4,839
Industrial | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	3,683	2,954
Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	1,056	1,040
Canada | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	9,402	9,377
Canada | Mortgages | Canada Mortgage And Housing Corporation
Disclosure of detailed information about financial instruments [line items]
Carrying value	3,630	4,023
Canada | Loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	12,560	12,924
Canada | Total mortgages and loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	21,962	22,301
Canada | Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	1,398	1,376
Canada | Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	1,385	1,500
Canada | Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	3,451	3,838
Canada | Industrial | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	2,369	1,839
Canada | Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	799	824
U.S. | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	4,828	4,609
U.S. | Loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	18,856	17,086
U.S. | Total mortgages and loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	23,684	21,695
U.S. | Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	1,169	1,182
U.S. | Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	1,248	1,254
U.S. | Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	1,048	1,001
U.S. | Industrial | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	1,314	1,115
U.S. | Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	49	57
United Kingdom | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	208	159
United Kingdom | Loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	4,478	4,089
United Kingdom | Total mortgages and loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	4,686	4,248
United Kingdom | Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
United Kingdom | Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
United Kingdom | Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
United Kingdom | Industrial | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
United Kingdom | Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	208	159
Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Other | Loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	7,287	6,356
Other | Total mortgages and loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	7,287	6,356
Other | Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Other | Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Other | Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Other | Industrial | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Other | Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 0	$ 0